Restrictions to Dividend Distribution - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Disclosure restrictions to dividends distribution [line items]
Legal reserve percentage with respect to net income subscribed capital plus adjustment to capital	20.00%
Restrictions to dividends distribution ratio before occurrence of substantial event	3.50
Restrictions to dividends distribution ratio after occurrence of substantial event	4.50
Bottom of Range [member]
Disclosure restrictions to dividends distribution [line items]
Legal reserve percentage with respect to net income	5.00%